Other Payables, Including Derivatives (Schedule of Composition of Other Payables, Including Derivatives) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other payables, including derivatives [Abstract]
Employees and related liabilities	₪ 116	₪ 133
Government institutions	32	29
Interest payable	63	54
Accrued expenses	4	1
Deferred revenue	41	42
Derivative financial instruments	1	18
Other payables, including derivatives	₪ 257	₪ 277